Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting
Schedule of reportable segments for purposes of assessing performance

	For the three months ended June 30,
	2023			2022
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$274.4	$55.5	$329.9	$260.8	$91.5	$352.3

Expenses
Costs of sales	$43.8	$3.3	$47.1	$41.7	$3.8	$45.5
Depletion and depreciation	56.6	18.3	74.9	53.7	15.3	69.0
Segment gross profit	$174.0	$33.9	$207.9	$165.4	$72.4	$237.8

	For the six months ended June 30,
	2023			2022
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$501.7	$104.5	$606.2	$524.0	$167.1	$691.1

Expenses
Costs of sales	$79.2	$6.1	$85.3	$82.2	$6.9	$89.1
Depletion and depreciation	103.4	32.4	135.8	110.9	32.3	143.2
Segment gross profit	$319.1	$66.0	$385.1	$330.9	$127.9	$458.8

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Total segment gross profit	$207.9	$237.8	$385.1	$458.8

Other operating expenses (income)
General and administrative expenses	$6.2	$5.8	$12.4	$11.4
Share-based compensation expense	2.4	—	5.6	4.3
Gain on sale of royalty interest	—	—	(3.7)	—
Gain on sale of gold bullion	(1.4)	(0.2)	(2.1)	(1.5)
Depreciation	0.2	0.6	0.3	1.0
Foreign exchange gain (loss) and other income (expenses)	(1.7)	0.4	(3.9)	(5.8)
Income before finance items and income taxes	$202.2	$231.2	$376.5	$449.4

Finance items
Finance income	$10.0	$2.8	$20.5	$3.5
Finance expenses	(0.7)	(0.8)	(1.4)	(1.7)
Net income before income taxes	$211.5	$233.2	$395.6	$451.2